Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,579,960.47

Principal:
Principal Collections	$17,747,112.31
Prepayments in Full	$10,494,765.38
Liquidation Proceeds	$280,521.71
Recoveries	$54,212.87
Sub Total	$28,576,612.27
Collections:	$30,156,572.74

Purchase Amounts:
Purchase Amounts Related to Principal	$36,013.25
Purchase Amounts Related to Interest	$290.63
Sub Total	$36,303.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,192,876.62

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,192,876.62
Servicing Fee	$513,582.37	$513,582.37	$0.00	$0.00	$29,679,294.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,679,294.25
Interest - Class A-2 Notes	$106,190.35	$106,190.35	$0.00	$0.00	$29,573,103.90
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$29,300,537.23
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$29,220,999.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,220,999.73
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$29,177,830.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,177,830.15
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$29,128,853.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,128,853.82
Regular Principal Payment	$26,226,336.42	$26,226,336.42	$0.00	$0.00	$2,902,517.40
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,902,517.40
Residual Released to Depositor	$0.00	$2,902,517.40	$0.00	$0.00	$0.00
Total		$30,192,876.62

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,226,336.42
Total					$26,226,336.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$26,226,336.42	$95.54	$106,190.35	$0.39	$26,332,526.77	$95.93
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$26,226,336.42	$31.15	$550,440.43	$0.65	$26,776,776.85	$31.80

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$123,716,915.89	0.4506991	$97,490,579.47	0.3551569
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$551,026,915.89	0.6545740	$524,800,579.47	0.6234193

Pool Information
Weighted Average APR	2.907%	2.899%
Weighted Average Remaining Term	46.55	45.81
Number of Receivables Outstanding	26,157	25,284
Pool Balance	$616,298,848.23	$587,677,889.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$568,689,603.30	$542,033,952.51
Pool Factor	0.6741446	0.6428373

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$45,643,937.35
Targeted Overcollateralization Amount	$62,877,310.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,877,310.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	11

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	59	$62,545.72
(Recoveries)	9	$54,212.87
Net Loss for Current Collection Period		$8,332.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.0162%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2750%
Second Prior Collection Period			0.4757%
Prior Collection Period			0.1407%
Current Collection Period			0.0166%
Four Month Average (Current and Prior Three Collection Periods)			0.2270%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		714	$1,481,420.34
(Cumulative Recoveries)			$149,352.89
Cumulative Net Loss for All Collection Periods			$1,332,067.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1457%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,074.82
Average Net Loss for Receivables that have experienced a Realized Loss			$1,865.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.49%	101	$2,900,980.69
61-90 Days Delinquent	0.06%	10	$378,032.17
91-120 Days Delinquent	0.01%	2	$57,464.44
Over 120 Days Delinquent	0.01%	1	$41,244.59
Total Delinquent Receivables	0.57%	114	$3,377,721.89
Repossession Inventory:
Repossessed in the Current Collection Period		9	$260,845.51
Total Repossessed Inventory		11	$373,684.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0598%
Prior Collection Period		0.0421%
Current Collection Period		0.0514%
Three Month Average		0.0511%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.0811%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	11

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	53	$1,598,295.37
2 Months Extended	93	$3,045,439.53
3+ Months Extended	10	$364,539.38

Total Receivables Extended	156	$5,008,274.28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer